CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 97,809,000	$ 411,877,000	$ 314,597,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,694,000	55,008,000	32,107,000
Stock-based compensation	111,713,000	87,996,000	67,105,000
Amortization of operating lease assets	11,461,000	6,224,000	3,974,000
Non-cash compensation cost to non-controlling interest shareholders	(20,638,000)	23,246,000
Provision of allowance for credit losses	4,440,000	19,702,000	53,124,000
Deferred income taxes	(24,821,000)	(12,478,000)	(15,727,000)
Foreign currency exchange loss	66,975,000
(Income) loss from equity method investments	24,069,000	(14,217,000)	(10,434,000)
Dividend received from equity method investments	5,772,000	11,695,000	320,000
Gain on sale of investments	(1,591,000)	(3,243,000)	(2,153,000)
Fair value changes through earnings on investments, net	243,619,000	72,787,000	(35,115,000)
Investment-related impairment and provision	71,081,000	106,800,000	211,985,000
Impairment of intangible assets	10,176,000
Gain on disposal of property and equipment	(240,000)	(172,000)	(74,000)
Amortization of issuance cost of convertible debt, unsecured senior notes and long-term loans	6,273,000	6,445,000	5,944,000
Changes in assets and liabilities:
Accounts receivable due from third parties	159,365,000	(273,728,000)	(75,685,000)
Other non-current assets	(27,980,000)	(14,512,000)	(191,000)
Accounts payable	(35,481,000)	41,809,000	15,167,000
Accrued and other liabilities	(38,058,000)	274,803,000	62,404,000
Deferred revenues	(3,925,000)	(56,181,000)	19,928,000
Operating lease liabilities	(10,128,000)	(6,684,000)	(4,315,000)
Income taxes payable	(79,623,000)	38,910,000	(6,210,000)
Net cash provided by operating activities	564,104,000	814,020,000	741,646,000
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(629,889,000)	(1,170,070,000)	(3,170,291,000)
Maturities of bank time deposits and wealth management products	859,075,000	2,040,599,000	2,600,010,000
Investment in and prepayment on long-term investments	(193,784,000)	(1,593,880,000)	(392,547,000)
Proceeds from disposal of/refund of prepayment on long-term investments	141,806,000	447,381,000	289,631,000
Proceeds from disposal of property and equipment	269,000	383,000	92,000
Purchases of property and equipment	(43,136,000)	(35,094,000)	(34,828,000)
Prepayment for purchase of SINA Plaza	(153,572,000)	(132,531,000)
Payment for acquisitions, net of cash acquired	939,000	(61,160,000)	(214,302,000)
Prepayment to agent for share repurchase	(2,318,000)
Net cash used in investing activities	(33,014,000)	(423,960,000)	(1,214,315,000)
Cash flows from financing activities:
Proceeds from employee options exercised	0	1,313,000	122,000
Proceeds from unsecured senior notes, net of issuance costs			740,324,000
Repayment of convertible notes	(899,992,000)
Proceeds from long-term loans, net of issuance costs	880,353,000
Cash received from (paid for) acquisitions, net of cash acquired	(8,414,000)	188,129,000
Payments for share repurchases	(57,682,000)
Repurchase of non-controlling shareholders	(5,406,000)
Proceeds from sale of a subsidiary's equity interest to a non-controlling shareholder			1,517,000
Net cash provided by (used in) financing activities	(91,141,000)	189,442,000	741,963,000
Effect of exchange rate changes on cash and cash equivalents	(172,884,000)	29,357,000	92,565,000
Net increase in cash and cash equivalents	267,065,000	608,859,000	361,859,000
Cash and cash equivalents at the beginning of the year	2,423,703,000	1,814,844,000	1,452,985,000
Cash and cash equivalents at the end of the year	2,690,768,000	2,423,703,000	1,814,844,000
Supplemental disclosures:
Cash paid for interest expenses on convertible debt/unsecured senior notes	(64,562,000)	(37,906,000)	(65,906,000)
Cash paid for income taxes	(135,055,000)	(111,260,000)	(82,667,000)
Non-cash investing and financing activities
Property and equipment in accounts payable	17,641,000	5,520,000	3,985,000
Unpaid consideration for acquisition of STC	218,402,000
Unpaid consideration for other acquisitions	(687,000)	(6,293,000)	(10,280,000)
SINA
Changes in assets and liabilities:
Amount due from SINA	(47,303,000)	(7,787,000)	148,943,000
Cash flows from investing activities:
Loans to SINA	(1,261,880,000)	(978,162,000)	(473,777,000)
Repayment of loans by SINA	1,249,476,000	1,058,574,000	181,697,000
Alibaba
Changes in assets and liabilities:
Accounts receivable due from Alibaba	10,162,000	49,003,000	(68,286,000)
Other related parties
Changes in assets and liabilities:
Accounts receivable due from other related parties	(3,031,000)	(5,872,000)	54,699,000
Prepaid expenses and other current assets	$ (20,686,000)	$ 2,589,000	$ (30,461,000)